Discontinued operations (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 19,250	R$ 17,321	R$ 16,298
Net income before income tax and social contribution (**)	(332)	(1,315)	(570)
Income tax and social contribution	418	454	725
Net income (loss) for the year	(2,134)	(4)	960
Discontinued operations [member] | Grupo Exito [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	13,809	25,175	24,357
Net income before income tax and social contribution (**)	(1,520)	519	853
Income tax and social contribution	(35)	(526)	(321)
Net income (loss) for the year	R$ (1,555)	R$ (7)	R$ 532